UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8942

First Carolina Investors, Inc
(Exact name of registrant as specified in charter)

9347 A Founders Street
  Fort Mill, South Carolina 29708
(Address of principal executive offices)

Brent D. Baird
First Carolina Investors, Inc.
9347 A Founders Street
  Fort Mill, South Carolina 29708
(Name and address of agent for service)

Registrant’s telephone number, including area code: 803-802-0890

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-l). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policy making roles. A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S. C. ss. 3507.

Item 1.	Report to Stockholders.

The Registrant’s Report to Shareholders at June 30, 2011 is furnished within the filing of this N-CSRS.

FIRST CAROLINA INVESTORS, INC.

REPORT TO SHAREHOLDERS

June 30, 2011

FIRST CAROLINA INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 and 2010
(Unaudited)

	2011	2010

ASSETS

Investments in securities, at fair value (cost of $3,895,832 in 2011 and 2010)	$2,913,461	$2,520,507
Short term money market investments	3,123,075	4,595,752
Cash	31,144	29,957
Accrued dividend and interest receivable	19,725	19,713
Other assets	12,184	12,266

Total assets	$6,099,589	$7,178,195

LIABILITIES

Accounts payable and accrued liabilities	$48,554	$23,642
Undisbursed dividend payable	—	443,339
Deferred income tax payable	189,160	55,557
Federal and state income taxes payable	222,830	1,171,628

Total liabilities	460,544	1,694,166

Net Assets	$5,639,045	$5,484,029

Net assets per share (3,500,000 no par value common shares authorized, 886,679 shares issued, 886,579 shares outstanding in 2011 and 2010 respectively), as originally reported	$6.36	6.26

Net assets per share (3,500,000 no par value common shares authorized, 886,679 shares issued, 886,579 shares outstanding in 2011 and 2010, respectively), as revised	$6.36	$6.19

See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2010 Annual Report.

FIRST CAROLINA INVESTORS, INC.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2011 and 2010
(Unaudited)

	2011	2010

INCOME

Dividends	$6,799	$6,328
Interest	39,566	42,378
Other	20	100

Total income	46,385	48,806

EXPENSES

General and administrative	61,883	57,936
Director fees and expenses	59,159	57,872
Professional fees	112,043	81,611
State and local taxes	13,162	13,162
Other	16,207	10,242

Total expenses	262,454	220,823

Loss before income taxes and realized and unrealized depreciation on investments	(216,069)	(172,017)
Benefit for income taxes	—	—

Investment loss, net	(216,069)	(172,017)
Net realized on investments in securities, after income tax benefit of $0 in 2011 and 2010	—	—
Change in unrealized appreciation of investments, net	182,518	33,678

Net decrease in net assets resulting from operations	$(33,551)	$(138,339)

See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2010 Annual Report.

FIRST CAROLINA INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For Six	For Year
	Months Ended	Ended
	June 30,	December 31,
	2011	2010
	(unaudited)

Increase (decrease) in net assets from operations
Investment gain (loss), net	$(216,069)	$560,392
Net realized on investments	—	—
Change in unrealized appreciation, net	182,518	112,492

Net increase (decrease) in net assets resulting from operations	(33,551)	672,884
Declared dividends to shareholders of $.20 per share as of June 30, 2011 and $2.00 per share as of December 31, 2010	(177,336)	(1,775,338)

Total decrease	(210,887)	(1,102,454)
Net assets
Beginning of period, as originally reported	5,849,932	7,020,692
Prior period adjustment	—	(68,306)

Beginning of period, as revised	5,849,932	6,952,386

End of period	$5,639,045	$5,849,932

See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2010 Annual Report.

FIRST CAROLINA INVESTORS, INC.

Schedule of Investments
June 30, 2011 and 2010
(Unaudited)

	2011		2010
	Principal		Principal
	Amount or		Amount or	Fair
	No. Shares	Fair Value	No. Shares	Value

Common and Preferred Stocks — 39.2% in 2011 and 27.0% in 2010
Financial Services — 32.2% in 2011 and 7.9% in 2010
Federal Home Loan Mortgage Corporation Series L	73,647	342,459	73,647	50,080
Federal Home Loan Mortgage Corporation Series M	625	2,906	625	356
Federal Home Loan Mortgage Corporation	5,000	23,250	5,000	3,000
Diversified — 67.8% in 2011 and 92.1% in 2010
Ravensource Fund	74,000	774,427	74,000	626,735

Total Common and Preferred Stocks — (cost of $2,018,626 in 2011 and 2010)		$1,143,042		$680,171

Fixed Income Securities — 60.8% in 2011 and 73.0% in 2010
U.S. Treasury Note 4.50% due 9/30/11	$1,751,000	1,770,419	$1,751,000	1,840,336

Total Fixed Income Securities (cost of $1,877,206 in 2011 and 2010)		$1,770,419		$1,840,336

Total — 100% (cost of $3,895,832 in 2011 and 2010)		$2,913,461		$2,520,507

Short term money market investments		$3,123,075		$4,595,752

See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2010 Annual Report.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS
June 30, 2011
(Unaudited)

1.	Summary of significant accounting policies, financial statement presentation and organization.

  (a) Organization

First Carolina Investors, Inc. (the “Company”) was organized December 2, 1971 and subsequently incorporated in the State of Delaware July 1, 1987. On January 3, 1995, First Carolina Investors, Inc. registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940.

See Note 11, “Board Action-Liquidate and Dissolve the Company”, for important information regarding the proposed plans of the Company.

  (b) Investments in Securities

The Company records security transactions based on the trade date. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities of privately-held issuers or for which market quotations are not readily available are valued at fair value as determined in good faith by the Company’s Pricing Committee of the Board of Directors. In determining fair value, the Pricing Committee of the Board of Directors may consider, if available, financial statements; business and strategic plans; evaluations of major assets; quality of management; legal, contractual or market restrictions or limitations on sale of the securities; and other factors which the directors deem relevant. Realized gains and losses are determined based on the average cost of the securities sold.

Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. Discounts and premiums on debentures are amortized to cost over the life of the debentures at the effective rate of interest.

Per Section 30(e) of the 1940 Act and Rule 30e-1 thereunder (1) the Company files its complete schedule of portfolio holdings with the Commission for the first and third quarter of each fiscal year on Form N-Q; (ii) the Company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Company can provide a copy of any Forms N-Q through a written request for the documents to. Assistant Secretary, First Carolina Investors, Inc., P.O. Box 1827, Fort Mill, SC 29716.

  (c) Income taxes

The Company is subject to federal and state corporate income taxes. The Company accounts for deferred income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

  (d) Distributions to Shareholders

Dividends payable to shareholders are recorded on the declaration date.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2011
(Unaudited)

  (e) Management’s use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results may differ from these estimates.

  (f) Reclassification

Certain amounts included in the 2010 statement of operations have been reclassified to conform to the 2011 presentation.

  (g) Prior period adjustment

The Company recorded an adjustment to reduce opening net assets at January 1, 2010 to reflect an increase in income tax payable as a result of an IRS exam of the Company’s 2009 tax return. The payment in the amount of $68,306 was made in April, 2011. Management has determined that the adjustments are not material to the financial statements of the Company taken as a whole.

2. Investment Transactions

During the first six months of 2011 and 2010 no purchases or sales of investments were made.

Effective January 1, 2008, the Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Company’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Company’s investments at fair value:

		Investments in Securities
		2011	2010
Level 1:	Quoted Prices	$2,913,461	$2,520,507
Level 2:	Other Significant Observable Inputs	—	—
Level 3:	Significant Unobservable Inputs**	—	—

Total		$2,913,461	$2,520,507

**	At June 30, 2010 the Company no longer has investments in High Falls Brewing Company, LLC and St. Paul Associates, LLC.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2011
(Unaudited)

3. Other Assets

The components of other assets at June 30, 2011 and 2010 are as follows:

	2011	2010

Miscellaneous	$12,184	$12,266

	$12,184	$12,266

4. Accounts payable and accrued liabilities

The components of accounts payable and accrued liabilities at June 30, 2011 and 2010 are as follows:

	2011	2010

Trade accounts payable	$32,635	$19,857
Miscellaneous accruals and payable	15,919	3,785

	$48,554	$23,642

5. Income Taxes

In June 2006, the FASB issued Interpretation (“FIN”) 48, Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement No. 109. The interpretation addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Pursuant to FIN 48, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. FIN 48 requires the tax benefits recognized in the financial statements to be measured based on the largest benefit that has a greater than fifty percent likelihood to be realized upon ultimate settlement. FIN 48 also provides guidance regarding derecognition of tax benefits, interest and penalties related to tax deficiencies, and requires additional income tax disclosures. The Company adopted the provisions of FIN 48 as of January 1, 2007.

As a result of various uncertain state tax positions of the Company, the amount of unrecognized tax benefits as of January 1, 2011 was $260,000, all of which would impact the Company’s effective tax rate, if recognized. While it is possible that the unrecognized tax benefit could change significantly during the next year, it is reasonably possible that the Company will recognize approximately $260,000 of unrecognized tax benefits as a result of the expiration of certain state statute of limitations.

Consistent with prior reporting periods, the Company recognizes interest accrued in connection with unrecognized tax benefits, net of related tax benefits, and penalties in income tax expense in consolidated statements of income. As of January 1, 2011, and June 30, 2011 the Company had accrued approximately $61,000 for the payment of interest and penalties.

The Company is no longer subject to U.S. federal income tax examination by tax authorities for years prior to 2007.

6. Net assets per share

The net asset value per share was $6.36 at June 30, 2011 and $6.19 per share at June 30, 2010. Net assets per share are based on the number of shares of common stock and common stock equivalents outstanding, which, after deducting treasury stock, were 886,579 at both June 30, 2011 and 2010.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2011
(Unaudited)

7. Share repurchase program

As of December 17, 2003 the Company no longer repurchases its equity shares. Prior to that date, 639,202 shares were repurchased at a cost of $22,498,467.

8. Declared Dividends to Shareholders

Two dividends totaling $.20 per share were declared during the six months ended June 30, 2011. Three dividends totaling $1.50 per share were declared during the six months ended June 30, 2010. The dividends are taxable to shareholders as dividend income.

The Company’s directors have adopted a dividend policy to reflect the Company’s intention to distribute to shareholders as dividends not less than all undistributed personal holding company income of the Company as defined in the Internal Revenue Code. In the Company’s case, the sources of such income are primarily dividends, interest received and gains on sale of securities. In the fourth quarter, if necessary, an adjusting dividend is declared to effect a distribution of all undistributed personal holding company income for the fiscal year.

See Note 11 regarding a proposed change to this policy.

9. Director Fees

During the six months ended June 30, 2011 and six months ended June 30, 2010 each Director received $2,000 per directors’ meeting attended and $1,600 per audit committee meeting attended. Each Director received an additional $5,000 annual retainer fee. The Chairman of the Audit Committee received an additional $2,500 annual retainer. For the six months ended June 30, 2011 and the six months ended June 30, 2010 directors’ fees totaled $57,100, respectively.

10. Related Party Transactions

During the six months ended June 30, 2011 and 2010 no brokerage fees were paid. The Company has executed securities transactions through the brokerage firm of Trubee, Collins and Co., Inc., of which Brent D. Baird, President of the Company, is a registered person.

11. Board Action — Liquidate and Dissolve the Company

In a meeting of the Board of Directors of the Company (the “Board”) on June 9, 2011, the Board considered the proposal of the management of the Company to liquidate and dissolve the Company (the “Liquidation”) pursuant to a Plan of Distribution and Liquidation (the “Plan”). The Board approved and declared advisable the Liquidation and the Plan, and directed that the Liquidation be submitted to stockholders for approval at a Special Meeting of Stockholders (the “Meeting”) to be held on September 21, 2011. Proxy Materials will be sent to shareholders on or about August 19, 2011.

Based on its understanding of all of the prevailing facts and circumstances, the Board determined that the Liquidation was in the best interest of the Company and its stockholders. Each stockholder of record of the Company as of the close of business on August 15, 2011 (the “Record Date”) will be entitled to vote on the Liquidation at the Meeting and any adjournment or postponement of the Meeting. If the Liquidation is approved by the stockholders, the Company immediately thereafter will not engage in any further business activities including the declaration of dividends to the stockholders except any dividends which may be declared prior to the Effective Date and except to wind down its business and affairs, preserve the value of its assets, discharge or make reasonable provision for the payment of all the Fund’s liabilities, and distribute its remaining assets to stockholders and to the Trust in accordance with the Plan.

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2011
(Unaudited)

COMPUTATION OF NET ASSET VALUE PER SHARE

For the six months ended June 30, 2011 and 2010
(Unaudited)

	2011	2010

Net Asset	$5,639,045	$5,484,029

Shares Outstanding	886,579	886,579

Net Asset Value per Share, as revised	$6.36	$6.19

  Annual Shareholder Meeting Summary

On June 9, 2011 the Annual Shareholders Meeting was held in Rock Hill, South Carolina. At the meeting, five directors, constituting the entire Board of Directors, were elected to serve a one year term. The votes were as follows:

Directors Name	For	Withheld

Bruce C. Baird	529,325	1,796
Theodore E. Dann, Jr.	529,875	1,246
Patrick W. E. Hodgson	529,875	1,246
James E. Traynor	529,875	1,246
H. Thomas Webb III	529,875	1,246

FIRST CAROLINA INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS — (Continued)
June 30, 2011

FINANCIAL HIGHLIGHTS

	For Six	For Year	For Year	For Year	For Year	For Year
	Months Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
	(Unaudited)	(Unaudited)**	(Unaudited)**

Financial Highlights*
Investment income	$.01	$.14	$.10	$.46	$1.39	$2.94
Expenses (including income taxes)	(.05)	.49	(.07)	.06	(1.07)	(.58)

Investment income (loss) - net	(.04)	.63	.03	.52	.32	2.36
Net realized and unrealized gain (loss) on investments	.03	.13	.20	(5.60)	(2.04)	2.66

Total from investment operations	.01	.76	.23	(5.08)	(1.72)	5.02
Distributions from investment income - net	(.20)	(2.00)	(2.00)	(2.00)	(15.50)	(16.50)

Net decrease in net asset value	(.19)	(1.24	(1.77)	(7.08)	(17.22)	(11.48)
Net asset value:
Beginning of period	6.55	7.84	9.61	16.69	33.91	45.39

End of period	6.36	6.60	7.84	9.61	16.69	33.91

Market value end of period	5.50	9.50	7.30	4.60	14.60	28.00
Total Net Assets	5,639,045	5,849,932	6,952,386	8,522,110	14,792,579	30,065,610
Ratios
Ratio of expenses including income tax expense to average net assets	4.51%	7.18%	(.85)%	.49%	3.27%	1.25%
Ratio of expenses net of income tax expense to average net assets	4.51%	8.26%	6.91%	4.56%	1.81%	1.26%
Ratio of investment income (loss) - net to average net assets	(3.72)%	9.34%	.30%	3.86%	.97%	5.16%
Portfolio turnover	0%	0%	21.3%	32.63%	8.13%	10.73%
Total return based on market price	(41.20)%	61.08%	129.74%	(60.68)%	(22.41)%	17.84%
Average Shares Outstanding	886,579	886,579	886,579	886,579	886,579	886,579

*	Per share data is based upon the number of shares outstanding for the period.

**	Financial highlights and ratios for periods ended December 31, 2009 and 2010 have been revised to reflect the prior period adjustment described in Note 1 to the financial statements.

Directors
Bruce C. Baird
President, Belmont Contracting Co., Inc.

Patrick W.E. Hodgson†
President, Cinnamon Investments Ltd.

Theodore E. Dann, Jr.†
President and CEO, ACH Foam Technologies, LLC

James E. Traynor†
President, Clear Springs Development Co., LLC

H. Thomas Webb III‡
Real Estate Consultant

Officers
Brent D. Baird‡
President

Bruce C. Baird
Vice President, Secretary

Cynthia Raby
Assistant Secretary

Registrar, Transfer and Disbursing Agent
Continental Stock Transfer and Trust Company
17 Battery Place
New York, NY 10004

Independent Auditors
KPMG LLP
550 South Tryon Street
Charlotte, NC 28202

† Member of the Audit Committee

‡ Member of Pricing Committee

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The schedule of investments is included as a part of the 2011 Report to Shareholders of First Carolina Investors, Inc. filed under Item 1 on this Form N-CSRS.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

The Registrant no longer repurchases its equity shares effective December 17, 2003.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of this item.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the Report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270. 30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended (17 CFR 240.13a-15(b) or 240.15d-(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Certification pursuant to Section 302 of Sarbanes-Oxley Act of 2002 as attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of Sarbanes-Oxley Act of 2002 as attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST CAROLINA INVESTORS, INC.

By:	/s/ Brent D. Baird
Brent D. Baird,
Chief Executive Officer

Date: September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

Date

The Company has no designated Chief Financial Officer at this time.